CONVERTIBLE NOTES PAYABLE (Details Narrative)							1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 02, 2025 USD ($)	Aug. 04, 2025 USD ($)	May 14, 2025 USD ($)	May 07, 2025 USD ($) integer shares	Feb. 05, 2025 USD ($) integer	Apr. 04, 2024 USD ($) integer	Jun. 30, 2025 USD ($) integer	Apr. 30, 2025 USD ($) integer	Sep. 30, 2025 USD ($) $ / shares	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) integer $ / shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) integer $ / shares	Dec. 31, 2023 USD ($) integer $ / shares	Dec. 31, 2022 USD ($) $ / shares shares
Operating expenses									$ 511,222	$ 250,520	$ 1,259,565	$ 2,995,253	$ 3,265,104	$ 883,726	$ 1,387,534
Principal amount											1,113,059	279,400	332,150	28,000	101,241
Loans repaid											36,000	0	$ 0	0	12,500
Trading days | integer													10
Less: Unamortized debt discount									437,738		437,738		$ 126,839	18,070	0
Amortization of debt discount											692,268	165,809	23,904	1,096
Day one loss due to derivative liabilities on convertible note														2,935
Interest and debt expense											105,737	18,988		32,053	12,769
Amortization debt discount											692,268	189,713	245,250	11,026	0
Accrued interest									216,983		216,983		101,769	60,669	34,872
Total carrying amount									$ 1,764,088		$ 1,764,088		$ 506,729	$ 163,900
Minimum [Member]
Convertible notes payable, term														1 year
Debt interest rate														7.00%
Convertible Notes Payable [Member]
Debt interest rate						10.00%			8.00%		8.00%		8.00%	8.00%
Original issue discount percentage	10.00%	10.00%	10.00%	10.00%		10.00%	10.00%	10.00%					10.00%
Conversion price | $ / shares									$ 0.50		$ 0.50		$ 0.50	$ 0.50
Debt, conversion ratio						55.00%
Operating expenses															$ 100,000
Common stock per share | $ / shares															$ 1
Principal amount	$ 220,000	$ 55,556	$ 55,000	$ 566,666	$ 56,100		$ 138,889	$ 90,815			$ 1,257,359	$ 290,079	$ 98,700	$ 28,000
Convertible notes payable						$ 100,000			$ 30,000		$ 30,000		$ 30,000	$ 30,000
Trading days | integer				10	20	20	10	20			10			10
Maturity date						Oct. 03, 2024					Sep. 30, 2021		Sep. 30, 2021	Sep. 30, 2021
Warrant to purchase shares | shares				3,631,083
Warrant term period				5 years
Less: Unamortized debt discount													$ 10,679
Original issue discount	10.00%	10.00%	10.00%	10.00%	10.00%		10.00%	10.00%			10.00%
Convertible promissory note issued	$ 220,000	$ 55,556	$ 55,000	$ 566,666	$ 55,555		$ 138,889	$ 210,000
Initial consideration	200,000	50,000	50,000	510,000	51,000		125,000	82,559
total initial amount	$ 20,000	$ 5,556	$ 5,000	$ 56,666	$ 5,100		$ 13,889	$ 8,256
Amortization debt discount														$ 221,346	$ 9,930
Convertible notes payable													506,729	163,900
Unamortized debt discount									437,738		$ 437,738		126,839	18,070
Accrued interest									185,125		185,125		78,388	46,335
Amount received															101,241
Amount repiad															$ 101,241
Common stock share issuance | shares															101,241
Total carrying amount									$ 1,764,088		$ 1,764,088		$ 30,000	$ 30,000	$ 30,000
Conversion price description					conversion price of 45% discount to the average price of the Company’s common stock						Certain notes have a conversion price of 16%,20%, 25%, 30% and 45% discount to the operative market valuation of the Company
Convertible Notes Payable [Member] | September 1, 2025 [Member]
Original issue discount percentage									10.00%		10.00%
Principal amount											$ 33,333
Interest rate											6.00%
Original issue discount											10.00%
Convertible promissory note issued									$ 33,333		$ 33,333
Initial consideration									$ 30,000		30,000
total initial amount											$ 3,333
Convertible Notes Payable [Member] | Minimum [Member]
Convertible notes payable, term													1 year
Debt interest rate									6.00%		6.00%		7.00%
Convertible Notes Payable [Member] | Maximum [Member]
Convertible notes payable, term													2 years	2 years
Debt interest rate									10.00%		10.00%		20.00%	10.00%
Seven (7) Convertible Notes Payable [Member]
Convertible notes payable													$ 233,450
Seven (7) Convertible Notes Payable [Member] | Minimum [Member]
Debt interest rate													10.00%
Debt, conversion ratio													25.00%
Seven (7) Convertible Notes Payable [Member] | Maximum [Member]
Debt interest rate													20.00%
Debt, conversion ratio													45.00%
Convertible Notes Payable Four [Member]
Debt interest rate									8.00%		8.00%		8.00%	8.00%
Convertible notes payable									$ 3,700		$ 3,700		$ 3,700	$ 3,700
Maturity date											Mar. 05, 2021		Mar. 05, 2021	Mar. 05, 2021
Convertible promissory note issued									41,000		$ 41,000
Total carrying amount									$ 5,900		$ 5,900		$ 5,900	$ 5,900	$ 5,900
Convertible Notes Payable Four [Member] | Minimum [Member]
Debt interest rate									8.00%		8.00%
Convertible Notes Payable Four [Member] | Maximum [Member]
Debt interest rate									10.00%		10.00%
Convertible Notes Payable Fourteen [Member]
Debt interest rate									10.00%		10.00%		20.00%
Convertible notes payable									$ 50,000		$ 50,000		$ 25,000
Maturity date											May 08, 2025		May 08, 2025
Debt default long term debt amount									509,229		$ 509,229		$ 273,279
Total carrying amount									$ 50,000		50,000		50,000
Initial Convertible Notes Payable [Member]
Convertible notes payable													109,379
Twelve (12) and Eleven (11) Convertible Notes Payable [Member]
Debt default long term debt amount													273,279	$ 163,900
Fair Value, Inputs, Level 3 [Member]
Amortization of debt discount											$ (275,010)		319,436
Day one loss due to derivative liabilities on convertible note													$ 54,863